Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 867	$ 2,536
Recognized in income tax expense (recovery)	657	(996)
Recognized in OCI/equity	(449)	(673)
Disposal due to deconsolidation of IsoEnergy	(1,075)	0
Net deferred tax liability	$ 0	$ 867